ACCRUED WARRANTY COSTS	12 Months Ended
Dec. 31, 2015
ACCRUED WARRANTY COSTS [Abstract]
ACCRUED WARRANTY COSTS
15.	ACCRUED WARRANTY COSTS

The Group's warranty activity is summarized below:

in millions of $	For the year ended December 31,
	2014	2015

Beginning balance	29.0	27.5
Acquired in the Transaction	-	28.7
Warranty provision	7.1	17.3
Warranty reversal	(4.4)	(1.0)
Warranty claims	(0.3)	(7.3)
Effects of foreign currency translation	(3.9)	(4.2)

Ending balance	27.5	61.0
Thereof:
Current accrued warranty costs	10.5	43.6
Non-current accrued warranty costs	17.0	17.4